Summary of significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Basis of presentation

Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”) and pursuant to the applicable rules and regulations of the Securities and Exchange Commission (“SEC”).

Consolidation

Consolidation

The accompanying consolidated financial statements include the accounts of the Company and its subsidiaries. Significant inter-company balances, investment and capital, if any, have been eliminated upon consolidation.

RYDE GROUP LTD

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2     Summary of significant accounting policies (continued)

Liquidity

Liquidity

In assessing the Company’s liquidity, the Company monitors and evaluates its cash and cash equivalent and its operating and capital expenditure commitments. The Company’s liquidity needs are to meet its working capital requirements, operating expenses and capital expenditure obligations.

Cash flow from operations and capital contributions and loans from shareholders have been utilized to finance the working capital requirements of the Company. As of December 31, 2023, the Company has negative cash flow from operating activities of S$1,612,000 (US$1,223,000). The Company’s working capital was negative S$8,124,000 (US$6,158,000) as of December 31, 2023. And the Company had S$1,694,000 (US$1,284,000) in cash and cash equivalents, which is unrestricted as to withdrawal and use as of December 31, 2023.

To sustain its ability to support the Company’s operating activities, the Company considered supplementing its sources of funding through the following:

●	cash and cash equivalents generated from operations;
●	other available sources of financing from Singapore banks and other financial institutions;
●	financial support from the Company’s related parties and shareholders;
●	issuance of additional convertible notes; and
●	obtaining funds through a future raise debt and equity

Management has commenced a strategy to raise debt and equity. However, there can be no certainty that these additional financings will be available on acceptable terms or at all. If management is unable to execute this plan, there would likely be a material adverse effect on the Company’s business.

On March 6, 2024, the Company completed its initial public offering. In this offering, the Company issued 3,000,000 Ordinary Shares at a price of US$4.00 per share. The Company received gross proceeds in the amount of US$12 million before deducting any underwriting discounts or expenses. In view of these circumstances, the management of the Company has given consideration to the future liquidity and performance of the Company and its available sources of finance in assessing whether the Company will have sufficient financial resources to continue as a going concern.

Use of estimates

Use of estimates

The preparation of consolidated financial statements in conformity with US GAAP requires management to make judgements, estimates and assumptions that affect the application of policies and reported amounts of assets, liabilities, income and expenses. The estimates and associated assumptions are based on historical experience and various other factors that are believed to be reasonable under the circumstances, the results of which form the basis of making the judgements about carrying values of assets and liabilities that are not readily apparent from other sources. Significant accounting estimates reflected in the Company’s consolidated financial statements include, but are not limited to, impairment of long-lived assets, and allowance for credit losses on receivables, provision for expired credit. Actual results may differ from these estimates.

Foreign currency translation and transaction

Foreign currency translation and transaction

The accompanying consolidated financial statements are presented in the Singapore Dollars (“SGD” or “S$”), which is the reporting currency of the Company. The functional currency of the Company and its subsidiary in the British Virgin Islands is United States Dollars (“USD” or “US$”). All information presented in S$ have been rounded to the nearest thousand, unless otherwise stated.

Convenience translation

Convenience translation

Translations of balances in the consolidated balance sheets, consolidated statements of income, consolidated statements of changes in shareholders’ equity and consolidated statements of cash flows from SGD into USD as of December 31, 2023 are solely for the convenience of the readers and are calculated at the rate of SGD1.00 = USD0.7580, representing the exchange rate set forth in the H.10 statistical release of the Federal Reserve Board on December 31, 2023. No representation is made that the SGD amounts could have been, or could be, converted, realized or settled into USD at such rate, or at any other rate.

RYDE GROUP LTD

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2     Summary of significant accounting policies (continued)

Cash and cash equivalents	Cash and cash equivalents Cash and cash equivalents represent cash in bank and are unrestricted as to withdrawal or use.
Accounts receivable, net

Accounts receivable, net

Accounts receivable, net represent the amounts that the Company has an unconditional right to consideration from riders, other individual customers and enterprise customers, and primarily consist of (i) unpaid fare amounts from riders, (ii) fare amounts paid by riders but not yet received by the Company, (iii) fare amounts not yet paid by enterprise customers, (iv) unpaid amounts from individual customers and enterprise customers for other services completed. These accounts receivable are recorded net of any allowance for credit losses. Although we pre-authorize forms of payment to mitigate our exposure, we bear the cost of any accounts receivable losses. We record an allowance for credit losses for accounts receivable that may never settle or be collected.

Deposits and prepayments

Deposits and prepayments

Deposits and prepayments are classified as either current or non-current based on the terms of the respective agreements. These advances are unsecured and are reviewed periodically to determine whether their carrying value has become impaired. As of December 31, 2023 and 2022, management believes that the Company’s prepayments and deposits are not impaired.

Provision for expired credit

Provision for expired credit

Provision for expired credit represent all expired credits that are not redeemed by consumers. A provision for expired credit is recognized when the credit expires, if the amount of the obligation can be estimated reliably. The provision is recognized as a reduction of expense in the consolidated income statement, and as an asset on the consolidated balance sheet. The amount of the provision for expired credit is estimated based on historical experience and the expected rate of redemption. The estimate is reviewed regularly and adjusted if necessary, based on actual experience.

Property and equipment, net

Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation and impairment if applicable. The Company computes depreciation using the straight-line method over the estimated useful lives of the assets as follows:

Computer	3 years
Office equipment	3 years
Renovations	3 years
Operating lease right-of-use assets	2 years

The cost and related accumulated depreciation of assets sold or otherwise retired are eliminated from the accounts and any gain or loss is included in the consolidated statement of income. Expenditures for maintenance and repairs are charged to expense as incurred, while additions renewals and betterments, which are expected to extend the useful life of assets, are capitalized. The Company also re-evaluates the periods of depreciation to determine whether subsequent events and circumstances warrant revised estimates of useful lives.

RYDE GROUP LTD

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2     Summary of significant accounting policies (continued)

Intangible assets, net

Intangible assets, net

Develop technology

Research costs are expensed as incurred. An intangible asset arising from development expenditure on an individual project is recognized only when the Company can demonstrate the technical feasibility of completing the intangible asset so that it will be available for use or sale, its intention to complete and its ability to use or sell the assets, how that asset will generate future economic benefits, the availability of resources to complete and the ability to measure reliably the expenditure during the development. Deferred development costs have finite useful life and are amortized over a period of expected sales from the related project of 3 to 5 years on a straight-line basis from the date that they are available for use.

Business combinations

We account for our business combinations using the acquisition method of accounting, which requires, among other things, allocation of the fair value of purchase consideration to the tangible and intangible assets acquired and liabilities assumed at their estimated fair values on the acquisition date. The excess of the fair value of purchase consideration over the values of these identifiable assets and liabilities is recorded as goodwill. When determining the fair value of assets acquired and liabilities assumed, we make significant estimates and assumptions, especially with respect to intangible assets. Our estimates of fair value are based upon assumptions believed to be reasonable, but which are inherently uncertain and unpredictable and, as a result, actual results may differ from estimates. During the measurement period, not to exceed one year from the date of acquisition, we may record adjustments to the assets acquired and liabilities assumed, with a corresponding offset to goodwill if new information is obtained related to facts and circumstances that existed as of the acquisition date. After the measurement period, any subsequent adjustments are reflected on the consolidated statements of operations. Acquisition costs, such as legal and consulting fees, are expensed as incurred.

Goodwill

Goodwill

Goodwill is measured at cost less accumulated impairment losses. Goodwill is not subject to amortization, but is tested for impairment on an annual basis during the fourth quarter or whenever events or changes in circumstances indicate the carrying value of the reporting unit may be in excess of its fair value. As part of the annual goodwill impairment test, the Company first performs a qualitative assessment to determine whether further impairment testing is necessary. If, as a result of its qualitative assessment, it is more-likely-than-not that the fair value of the Company’s reporting unit is less than its carrying amount, the quantitative impairment test will be required. Alternatively, the Company may bypass the qualitative assessment and perform a quantitative impairment test. An impairment loss of goodwill amounted to S$664,000 was recorded for the year ended December 31, 2023.

RYDE GROUP LTD

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2     Summary of significant accounting policies (continued)

Impairment of long-lived assets

Impairment of long-lived assets

The Company evaluates the recoverability of its long-lived assets (asset groups), including property and equipment and operating lease right-of-use assets, for impairment whenever events or changes in circumstances indicate that the carrying amount of its asset (asset group) may not be fully recoverable. When these events occur, the Company measures impairment by comparing the carrying amount of the assets to the estimated undiscounted future cash flows expected to result from the use of the asset (asset group) and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the asset (asset group), the Company recognizes an impairment loss based on the excess of the carrying amount of the asset (asset group) over their fair value. Fair value is generally determined by discounting the cash flows expected to be generated by the asset (asset group), when the market prices are not readily available. The adjusted carrying amount of the asset is the new cost basis and is depreciated over the asset’s remaining useful life. Long-lived assets are grouped with other assets and liabilities at the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets and liabilities.

Operating lease right-of-use assets

Operating lease right-of-use assets

The Company adopted ASC 842 on January 1, 2019. The Company determines if an arrangement is a lease at inception. Operating leases are included in operating lease right-of-use (“ROU”) assets, operating lease liability, and operating lease liability, non-current in the Company’s consolidated balance sheets. ROU assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. When determining the lease term, the Company includes options to extend or terminate the lease when it is reasonably certain that it will exercise that option, if any. As the Company’s leases do not provide an implicit rate, the Company used an incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments. The Company has elected to adopt the following lease policies in conjunction with the adoption of ASU 2016-02: (i) for leases that have lease terms of 12 months or less and does not include a purchase option that is reasonably certain to exercise, the Company elected not to apply ASC 842 recognition requirements; and (ii) the Company elected to apply the package of practical expedients for existing arrangements entered into prior to January 1, 2019 to not reassess (a) whether an arrangement is or contains a lease, (b) the lease classification applied to existing leases, and (c) initial direct costs.

Fair value measurements

Fair value measurements

ASC 820 defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in pricing the asset or liability. ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1	- observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.
Level 2	- other inputs that are directly or indirectly observable in the marketplace.
Level 3	- unobservable inputs which are supported by little or no market activity.

The carrying amounts of cash and cash equivalents, accounts receivable, deposits and prepayments, contract assets and liabilities, accounts payable, other payables to related parties, and accruals and other payables approximate their fair values because of their generally short maturities.

RYDE GROUP LTD

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2     Summary of significant accounting policies (continued)

Revenue recognition

Revenue recognition

Mobility and quick commerce arrangement

The Company recognizes revenue for its ride-hailing and quick commerce marketplace in accordance with ASC 606. The Company generates revenue from commissions and service fees (collectively, “fees”) paid by driver partners and consumers for use of the Ryde platform to connect driver partners with consumers to facilitate and successfully complete transaction via the App where the Company operates as an agent. The Company recognizes revenue upon completion of each transaction. Driver partners and consumers enter into terms of service (“ToS”) with the Company in order to use the Ryde App. Under the ToS, driver partners and consumers agree that the Company retains the applicable fee as consideration for their use of the Ryde platform from the fare and related charges it collects from consumers on behalf of driver partners. The Company is acting as an agent in facilitating the ability for a driver partner to provide a mobility and quick commerce service to a consumer. The Company reports revenue on a net basis, reflecting the fee owed to the Company from a driver partner as revenue, and not the gross amount collected from the consumer.

As the Company’s customary business practice, a contract exists between the driver partner and consumer and the Company when the driver partner’s and consumer’s ability to cancel the transaction lapses, which typically is upon pickup of the consumer or goods. The Company’s single performance obligation in the transaction is to connect driver partners with consumer to facilitate the completion of a successful mobility or quick commerce service for consumer. The Company recognizes revenue upon completion of a transaction as its performance obligation is satisfied upon the completion of the transaction. The Company collects the fare and related charges from consumers on behalf of driver partners using the consumer’s pre-authorized credit card or other payment mechanism and retains its fees before making the remaining disbursement to driver partners; thus the driver partner’s ability and intent to pay is not subject to significant judgment.

Principle vs Agent consideration

Judgment is required in determining whether we are the principal or agent in transactions with driver partners, and consumer. We evaluate the presentation of revenue on a gross or net basis based on whether we control the service provided to the consumers and are the principal (i.e. “gross”), or we arrange for other parties to provide the service to the consumers and are an agent (i.e. “net”). This determination also impacts the presentation of incentives provided to driver partners and discounts and promotions offered to consumers to the extent they are not customers.

For the mobility and quick-commerce transactions, our role is to provide the service to driver partners to facilitate a successful trip or quick-commerce service to consumer. We concluded we do not control the good or service provided by driver partners to consumers as (i) we do not pre-purchase or otherwise obtain control of the goods or services prior to its transfer to the consumers; (ii) we do not direct driver partners to perform the service on our behalf, and (iii) we do not integrate services provided by driver partners with our other services and then provide them to consumers. As part of our evaluation of control, we review other specific indicators to assist in the principal versus agent conclusions. We are not primarily responsible for mobility and quick commerce services provided to consumers, nor do we have inventory risk related to these services. While we facilitate setting the price for mobility and quick commerce services, the driver partners and consumers have the ultimate discretion in accepting the transaction price and this indicator alone does not result in us controlling the services provided to consumers.

In transactions with consumers, we act as an agent of the driver partners by connecting consumers seeking mobility and quick commerce services with driver partners looking to provide these services. Driver partners and consumers are our customers and pay us a fee for each successfully completed transaction with consumers. Accordingly, we recognize revenue on a net basis, representing the fee we expect to receive in exchange for us providing the service to driver partners and consumers.

RYDE GROUP LTD

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2     Summary of significant accounting policies (continued)

Revenue recognition (continued)

Mobility and quick commerce

The Company derives its mobility and quick commerce revenue primarily from fees paid by driver partners and consumers for use of the platform and related service to connect with consumers and successfully complete a transaction via the platform. The Company recognizes revenue when a transaction is completed.

The presentation of revenue is on a net basis. The Company is an agent as its performance obligation is to arrange for another party (i.e. the driver partners) to provide the mobility and quick commerce services. Through the Company’s application, it allows for the connecting of the driver partners and consumers. The Company only facilitates by connecting the driver partners and consumers. The driver partners are responsible for fulfilling the contract.

Incentives provided to driver partners are recorded as a reduction of revenue if the Company does not receive a distinct good or service or cannot reasonably estimate the fair value of the good or service received. Incentives to driver partners that are not provided in exchange for a distinct good or service are evaluated as variable consideration, in the most likely amount to be earned by the driver partners at the time or as they are earned by the driver partners, depending on the type of incentive. Since incentives are earned over a short period of time, there is limited uncertainty when estimating variable consideration.

Excess driver partners incentives refer to cumulative payments to driver partners that exceed the cumulative revenue that are recognize from driver partners with no future guarantee of additional revenue. Cumulative payments to driver partners could exceed cumulative revenue from driver partners as a result of driver partners incentives or when the amount paid to driver partners for a trip exceeds the fare charged to the consumer. Driver partners incentives largely depend on the business decisions based on market conditions.

When the cumulative amount of driver partners incentives exceeds the cumulative revenue earned since inception of the driver partners relationship, the excess driver partners incentives are recorded in profit or loss as an expense. As a result, driver partners incentives provided to driver partners at the beginning of a relationship are typically classified as cost of revenue, while driver partners incentives provided to driver partners with a more mature relationship are typically classified as a reduction of revenue.

Incentive to consumers

The Company provides consumer incentives in the form of credit upon completion of transaction, with the aim of encouraging consumers to utilize the Ryde platform for their future transactions. These credits are offered to consumers in the market to acquire new consumers, re-engage existing customers, or generally increase overall use of the platform, and are similar to coupons. The Company records these credits as liability on the balance sheet and as driver and riders cost and related expenses in the statement of operations and comprehensive loss at the time these credits are redeemed by the consumers.

RYDE GROUP LTD

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2     Summary of significant accounting policies (continued)

Revenue from Advertising

Revenue from advertising is recognized when the advertising services are provided to the merchant. The revenue is recognized at the amount of consideration that the company expects to be entitled to receive, net of any discounts or refunds. If the consideration for the advertising services includes barter trade, the revenue and cost are recognized separately based on the fair value of the barter trade.

The Company derives revenue from digital advertising services provided to merchants under contractual agreements. These services encompass the display of merchants’ advertisements within our mobile/web platform and email channels. Revenue recognition commences at the initiation of the contract period, as stipulated in the signed agreement with our merchant clients. The Company employs the ‘output method’ to measure progress towards fulfilling its performance obligations. Under this method, revenue is recognized proportionately over the duration of the contractual period. This method accurately reflects the faithful depiction of the transfer of services, as it aligns with the nature of the services provided, where revenue is recognized based on the contractual period.

Membership

Revenue from membership is recognized over the period of the membership. The subscription fee is recognized as revenue over the subscription period. Any relevant costs incurred to provide the membership benefits are recognized as cost. The cashback bonuses, exclusive lifestyle and food and beverage perks, and discounts provided to the members are not recognized as revenue.

Segments

Segments

ASC 280, “Segment Reporting”, establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major clients in financial statements for detailing the Company’s business segments. Management has determined that the Company operates in a single segment because there is only one Chief Operating Decision Maker (“CODM”) for the Company who is the Company’s Chief Executive Officer. Operating and financial metrics are applied to the entire Company as whole. The Company’s sales are principally in Singapore.

Concentrations and credit risk

Concentrations and credit risk

Financial instruments that potentially expose the Company to concentration of credit risk consist primarily of accounts receivable. The Company has designed their credit policies with an objective to minimize their exposure to credit risk. The Company’s accounts receivable are short term in nature and the associated risk is minimal. The Company conducts credit evaluations on its clients and generally does not require collateral or other security. The Company periodically evaluates the creditworthiness of the existing clients in determining the allowance for credit losses primarily based upon the age of the receivables and factors surrounding the credit risk of specific clients.

As of December 31, 2023 and 2022, the Company’s assets were located in Singapore and the Company’s revenue was principally derived in Singapore.

RYDE GROUP LTD

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2     Summary of significant accounting policies (continued)

Employee benefits

Employee benefits

Employee benefits are recognized as an expense, unless the cost qualifies to be capitalized as an asset.

Defined contribution plans are post-employment benefit plans under which the Company pays fixed contributions into separate entities such as the Central Provident Fund on a mandatory, contractual or voluntary basis. The Company has no further payment obligations once the contributions have been paid. The Central Provident Fund paid to The Central Provident Fund Board in Singapore is S$211,000 (US$160,000), S$229,000 and S$162,000 for the year ended December 31, 2023, 2022 and 2021 respectively.

Share-based compensation

Share-based compensation

The Company follows ASC 718, Compensation —Stock Compensation (“ASC 718”), which requires the measurement and recognition of compensation expense for all share-based payment awards, including restricted stock units, based on estimated grant date fair values. Restricted stock units are valued using the market price of the Company’s common shares on the date of grant. The Company records compensation expense, net of estimated forfeitures, over the requisite service period.

Awards classified in equity under ASC 718 that may be subject to temporary equity classification include:

●	Shares with a repurchase feature that the employee can exercise only after the shares have been vested for at least six months, as well as options on such shares.
●	Shares that have a contingent repurchase feature that is outside the control of the employee and the entity if it is currently probable that the contingency would not occur. Examples include shares redeemable only on the occurrence of a liquidity event, such as a change of control.
●	Options that have a contingent cash-settlement provision not within the employee’s or the entity’s control if it is not currently probable that the contingency would occur.

Related parties

Related parties

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or significant influence of the same party, such as a family member or relative, shareholder, or a related corporation.

RYDE GROUP LTD

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2     Summary of significant accounting policies (continued)

Income taxes

Income taxes

The Company accounts for income taxes under FASB ASC 740. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the consolidated financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets are also provided for net operating loss carry forwards that can be utilized to offset future taxable income.

Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period including the enactment date. A valuation allowance is established, when necessary, to reduce net deferred tax assets to the amount expected to be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities.

The provisions of FASB ASC 740-10-25, “Accounting for Uncertainty in Income Taxes,” prescribe a more-likely-than-not threshold for consolidated financial statement recognition and measurement of a tax position taken (or expected to be taken) in a tax return. This interpretation also provides guidance on the recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, and related disclosures.

The Company did not accrue any liability, interest or penalties related to uncertain tax positions in its provision for income taxes for the year ended December 31, 2023 and 2022. The Company does not expect that its assessment regarding unrecognized tax positions will materially change over the next 12 months.

Government grants

Government grants

Government grants are recognized when there is reasonable assurance that the grant will be received, and all attaching conditions will be complied with. Government grants shall be recognized in profit or loss on a systematic basis over the periods in which the entity recognizes as expenses the related costs for which the grants are intended to compensate. Government grant is recognized as ‘Other income’ in profit or loss.

The following is a description of the government grants the Company have received for the financial year ended December 31, 2023 and 2022:

●	The Jobs Growth Incentive (“JGI”): To support employers to expand local hiring from September 2020 to March 2023. The duration of JGI support will vary depending on when the local hire was hired and the characteristics of the local hire.
●	The Progressive Wage Credit Scheme: It was introduced in Singapore Budget 2022 to provide transitional wage support for employers to adjust to upcoming mandatory wage increases for lower-wage workers covered by the Progressive Wage and Local Qualifying Salary requirements and voluntarily raise wages of lower-wage workers.
●	The Wage Credit Scheme: The Government co-funded certain percentage of wage increases given to Singapore Citizen employees who earned a gross monthly wage of up to S$4,000.
●	The SGUnited Programme: It is an attachment programme which supports young graduates and mature mid-career individuals to widen their professional networks and gain meaningful industry-relevant skills and job opportunities in the workforce.
●	The Enterprise Development Grant: To support projects that help businesses to upgrade, innovate, grow and transform. These projects include business strategy, financial management, human capital development, service excellence, strategic brand and marketing development.

RYDE GROUP LTD

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

2     Summary of significant accounting policies (continued)

Earnings (loss) per share

Earnings (loss) per share

Basic earnings (loss) per share is computed by dividing net earnings (loss) attributable to ordinary shareholders by the weighted average number of Ordinary Shares outstanding during the year. Diluted earnings per share reflect the potential dilution that could occur if outstanding stock options, warrants and convertible debt were exercised or converted into Ordinary Shares. When the Company has a loss, diluted shares are not included as their effect would be anti-dilutive. The Company has no dilutive securities or debt for each of the year ended 31 December 2023, 2022 and 2021.

Interest rate risk

Interest rate risk

Interest rate risk is the risk that the fair value or future cash flows of the Company’s financial instruments will fluctuate because of changes in market interest rates. The Company’s exposure to interest rate risk arises mainly from its interest-bearing financial liabilities. The Company periodically reviews its liabilities and monitors interest rate fluctuations to ensure that the exposure to interest rate risk is within acceptable levels. The interest-bearing financial liabilities are usually at fixed interest rates except for money market loans, bank overdrafts and floating interest rate loans. The Company does not utilize interest rate derivatives to minimize its interest rate risk.

Commitments and Contingencies

Commitments and Contingencies

In the normal course of business, the Company is subject to contingencies, including legal proceedings and claims arising out of the business that relate to a wide range of matters, such as government investigations and tax matters. The Company recognizes its liability for such contingency if it determines it is probable that a loss has occurred and a reasonable estimate of the loss can be made. The Company may consider many factors in making these assessments including historical and the specific facts and circumstances of each matter.

Recent Adopted Accounting Pronouncements

Recent Adopted Accounting Pronouncements

In October 2021, the FASB issued ASU 2021-08, “Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers”, which requires entities to apply Topic 606 to recognize and measure contract assets and contract liabilities in a business combination as if it had originated the contracts. The standard is effective for public companies for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2022. We adopted the ASU on January 1, 2023 and will apply the guidance prospectively for future acquisitions.

Recently Issued Accounting Pronouncements Not Yet Adopted

Recently Issued Accounting Pronouncements Not Yet Adopted

In June 2022, the FASB issued ASU 2022-03, “Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions”, which clarifies that contractual sale restrictions are not considered in measuring fair value of equity securities and requires additional disclosures for equity securities subject to contractual sale restrictions. The standard is effective for public companies for fiscal years beginning after December 15, 2023. Early adoption is permitted. The Company is currently evaluating the impact of this standard on its consolidated financial statements and does not expect materials impact to its consolidated financial statements.

In November 2023, the FASB issued ASU 2023-07, Segment Reporting—Improvements to Reportable Segment Disclosures (Topic 280). The standard requires incremental disclosures related to reportable segments, including disaggregated expense information and the title and position of the company’s chief operating decision maker (“CODM”), as identified for purposes of segment determination. The ASU is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Entities must adopt the changes to the segment reporting guidance on a retrospective basis. Early adoption is permitted. The Company is currently evaluating the impact of this standard on its consolidated financial statements and does not expect materials impact to its consolidated financial statements.

In December 2023, the FASB issued ASU 2023-09, “Income Taxes (Topic 740): Improvements to Income Tax Disclosures,” which requires disaggregated information about a reporting entity’s effective tax rate reconciliation as well as information on income taxes paid. The standard is intended to benefit investors by providing more detailed income tax disclosures that would be useful in making capital allocation decisions. The standard will be effective for public companies for fiscal years beginning after December 15, 2024. Early adoption is permitted. The Company is currently evaluating the impact of this accounting standard update on our consolidated financial statements and does not expect materials impact to its consolidated financial statements..